Fair Value Measurements (Details) - Schedule of Changes In The Fair Value Of The Company's Derivative Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Changes In The Fair Value Of The Company S Derivative Liability [Abstract]
Balance	$ 65,006	$ 50,020
Notes issued	1,334	14,861
Change in fair value of derivative	(66,340)	125
Balance	$ 0	$ 65,006